Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 26 – SUBSEQUENT EVENTS

The Company evaluated all subsequent events and transactions that occurred after the balance sheet date through the date of this report, which is the date the consolidated financial statements were available to be issued. This evaluation was performed in accordance with the requirements of ASC 855 (Subsequent Events).

As part of this evaluation, the Company reviewed all significant events occurring between the balance sheet date and the issuance date of the consolidated financial statements to determine whether any recognized subsequent events (events that provide additional evidence about conditions that existed at the balance sheet date) or non—recognized subsequent events (events that provide evidence about conditions that arose after the balance sheet date) required adjustment or disclosure in the consolidated financial statements.

Based on this evaluation, the Company determined that there were no subsequent events required adjustment or disclosure in the consolidated financial statements other than the following.

As disclosed in NOTE 9, in the beginning of June 2026, the Company terminated the development agreements with all suppliers and as of the date of this report, all advances of US$175.7 million for capital expenditures have been refunded to the Company.